Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance(1)
Year (a)	Summary Compensation Table (“SCT”) Total for First PEO (b)	SCT Total for Second PEO (b)	Compensation Actually Paid (“CAP”) to First PEO (c)(2)	CAP to Second PEO (c)(2)	Average SCT Total for Non-PEO Named Executive Officers (d)	Average CAP to Non-PEO Named Executive Officers (e)(2)	Value of Initial Fixed $100 Investment		Net Income ($mm) (h)	Adjusted Earnings per Share (“EPS”) (i)(5)
							Total Share-holder Return (f)(3)	Peer Group Total Share-holder Return (g)(4)
2025	—	5,818,257	—	3,182,520	1,414,604	922,893	87.52	100.3	83.6	2.82
2024	—	6,903,295	—	7,135,548	2,215,132	1,998,654	111.02	114.78	170.7	2.66
2023	8,827,721	6,551,512	11,369,504	7,405,972	1,928,200	2,212,634	110.33	125.09	76.2	2.36
2022	9,046,852	—	621,952	—	1,648,896	585,793	87.31	108.84	703.4	2.69
2021	9,382,531	—	17,199,415	—	1,805,998	2,658,967	141.33	126.56	230.6	2.68

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Robert M. Patterson was our principal executive officer (“First PEO”) for the full year for each of 2022 and 2021. For 2023, Mr. Patterson was our First PEO from January 1 - December 1. Dr. Ashish Khandpur was our principal executive officer (“Second PEO”) from December 1, 2023 - December 31, 2023 and for all of 2024 and 2025. For 2025, our non-PEO named executive officers were Jamie A. Beggs, Woon Keat Moh, M. John Midea, David N. Schneider, and Joel R. Rathbun. For 2024, our non-PEO named executive officers were Jamie A. Beggs, Joel R. Rathbun, Amy M. Sanders, Christopher L. Pederson, and Michael A. Garratt. For 2023, 2022 and 2021, our non-PEO named executive officers were Jamie A. Beggs, Michael A. Garratt, Lisa K. Kunkle, and Joel R. Rathbun.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the S&P 400 Chemicals index (the “Peer Group”). For each Covered Year, our peer group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment.
Adjustment To PEO Compensation, Footnote	For 2025, in determining both the CAP to our PEO and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in columns (b) or (d), as applicable, the following amounts. Please note that, while similar adjustment information was provided in our 2025 proxy statement for Covered Year 2024, in our 2024 proxy statement for Covered Year 2023, and in our 2023 Proxy Statement for Covered Years 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because in our view it is not material to our stockholders’ understanding of the information reported in the table above for 2025 or the relationships disclosure provided below:

Item and Value Added (Deducted)	2025 ($)
For Ashish K. Khandpur, as Second PEO - Summary Compensation Table Total	5,818,257
- SCT “Stock Awards” column value	(3,763,159)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	2,879,510
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	(1,472,794)
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	(279,294)
- prior year-end fair value of outstanding equity awards granted in prior year that failed to meet applicable vesting conditions in Covered Year	—
Total additions/deductions	(2,635,737)
Total Second PEO CAP	3,182,520
For Non-PEO Named Executive Officers - Summary Compensation Table Total (Average)	1,414,604
- SCT “Stock Awards” column value	(488,438)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	396,823
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	(188,211)
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	11,350
- prior year-end fair value of outstanding equity awards granted in prior year that failed to meet applicable vesting conditions in Covered Year	(223,235)
Total additions/deductions	(491,711)
Total Average Non-PEO CAP	922,893

Non-PEO NEO Average Total Compensation Amount	$ 1,414,604	$ 2,215,132	$ 1,928,200	$ 1,648,896	$ 1,805,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 922,893	1,998,654	2,212,634	585,793	2,658,967
Adjustment to Non-PEO NEO Compensation Footnote	For 2025, in determining both the CAP to our PEO and the average CAP to our non-PEO named executive officers for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in columns (b) or (d), as applicable, the following amounts. Please note that, while similar adjustment information was provided in our 2025 proxy statement for Covered Year 2024, in our 2024 proxy statement for Covered Year 2023, and in our 2023 Proxy Statement for Covered Years 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because in our view it is not material to our stockholders’ understanding of the information reported in the table above for 2025 or the relationships disclosure provided below:

Item and Value Added (Deducted)	2025 ($)
For Ashish K. Khandpur, as Second PEO - Summary Compensation Table Total	5,818,257
- SCT “Stock Awards” column value	(3,763,159)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	2,879,510
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	(1,472,794)
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	(279,294)
- prior year-end fair value of outstanding equity awards granted in prior year that failed to meet applicable vesting conditions in Covered Year	—
Total additions/deductions	(2,635,737)
Total Second PEO CAP	3,182,520
For Non-PEO Named Executive Officers - Summary Compensation Table Total (Average)	1,414,604
- SCT “Stock Awards” column value	(488,438)
- SCT “Option Awards” column value	—
+ year-end fair value of outstanding equity awards granted in Covered Year	396,823
+/- change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted in prior years	(188,211)
+/- change in fair value (from prior year-end to vesting date) of prior-year equity awards vested in Covered Year	11,350
- prior year-end fair value of outstanding equity awards granted in prior year that failed to meet applicable vesting conditions in Covered Year	(223,235)
Total additions/deductions	(491,711)
Total Average Non-PEO CAP	922,893

Compensation Actually Paid vs. Total Shareholder Return

First PEO	Second PEO	Average Non-PEO Named Executive Officer	Company TSR	Peer Group TSR
Total Shareholder Return versus Compensation Actually Paid. Named executive officer compensation moved generally in tandem with both improving and declining TSR results over the Covered Years.

Compensation Actually Paid vs. Net Income

First PEO	Second PEO	Average Non-PEO Named Executive Officer	Net Income
Net Income versus Compensation Actually Paid. Net income includes the income from discontinued operations, and for 2022 includes a one time $550 million gain on the sale of our Distribution business. Therefore, in 2022, net income is not heavily correlated with named executive officer compensation because this gain is not reflective of the underlying performance of the Company.

Compensation Actually Paid vs. Company Selected Measure

First PEO	Second PEO	Average Non-PEO Named Executive Officer	Adjusted EPS
Adjusted EPS versus Compensation Actually Paid. Named executive officer compensation has either tracked or, in the case of 2022 and 2025, significantly lagged our performance as compared to adjusted EPS over the Covered Years.

Total Shareholder Return Vs Peer Group

First PEO	Second PEO	Average Non-PEO Named Executive Officer	Company TSR	Peer Group TSR
Total Shareholder Return versus Compensation Actually Paid. Named executive officer compensation moved generally in tandem with both improving and declining TSR results over the Covered Years.

Tabular List, Table

Tabular List
Financial Performance Measures	Adjusted Earnings per Share
Company Stock Price
Relative Total Shareholder Return
Adjusted Operating Income
Revenue Growth
Adjusted Operating Cash Flow
Non-Financial Performance Measures	Sustainability Metrics

Total Shareholder Return Amount	$ 87.52	111.02	110.33	87.31	141.33
Peer Group Total Shareholder Return Amount	100.3	114.78	125.09	108.84	126.56
Net Income (Loss)	$ 83,600,000	$ 170,700,000	$ 76,200,000	$ 703,400,000	$ 230,600,000
Company Selected Measure Amount | $ / shares	2.82	2.66	2.36	2.69	2.68
PEO Name	Dr. Ashish Khandpur
Additional 402(v) Disclosure	For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the New York Stock Exchange (“NYSE”) on December 31, 2020 through and including the last day of the Covered Year (each one-year, two-year, three-year, four-year and five-year period, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing stock price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2025, 2024, 2023, 2022 and 2021, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share
Non-GAAP Measure Description	Adjusted EPS is calculated as net income, adjusted for special items (as noted in Appendix A), divided by weighted-average diluted shares.
Measure:: 2
Pay vs Performance Disclosure
Name	Company Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Adjusted Operating Cash Flow
Measure:: 7
Pay vs Performance Disclosure
Name	Sustainability Metrics
Dr Ashish Khandpur [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,818,257	$ 6,903,295	$ 6,551,512
PEO Actually Paid Compensation Amount	3,182,520	$ 7,135,548	7,405,972
Robert M Patterson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,827,721	$ 9,046,852	$ 9,382,531
PEO Actually Paid Compensation Amount			$ 11,369,504	$ 621,952	$ 17,199,415
PEO | Dr Ashish Khandpur [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,635,737)
PEO | Dr Ashish Khandpur [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,879,510
PEO | Dr Ashish Khandpur [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,472,794)
PEO | Dr Ashish Khandpur [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,294)
PEO | Dr Ashish Khandpur [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Ashish Khandpur [Member] | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,763,159)
PEO | Dr Ashish Khandpur [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(491,711)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,823
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(188,211)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,350
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,235)
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(488,438)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0